Notes to the consolidated financial statements - Selling and distribution expenses (Details) - Selling and distribution expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Expenses By Nature [Line Items]
Personnel	€ (631)	€ (1,263)	€ (581)
Maintenance and lease	(1)	(167)	(300)
Amortization and depreciation	(98)	(81)	(95)
Other	(3)	(243)	(109)
Total	(733)	(1,755)	(1,085)
Salary and salary-related expenses	370	520	581
Expenses from share-based payments	€ 261	€ 743	€ 0